Eaton Vance

Virginia Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 97.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	$1,000	$1,114,200
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	1,000	1,169,320

		$2,283,520

Education — 5.4%
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	$525	$601,398
4.00%, 4/1/40	200	227,758
University of Virginia, 5.00%, 4/1/38	1,320	1,623,416
Virginia College Building Authority, (University of Richmond), (LOC: Suntrust Bank), (SPA: Wells Fargo Bank, N.A.), 0.01%, 11/1/36(1)	1,500	1,500,000

		$3,952,572

Escrowed/Prerefunded — 6.0%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$1,261,620
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	858,300
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	828,893
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,471,925

		$4,420,738

General Obligations — 10.6%
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	$1,000	$1,229,650
Chesterfield County, VA, 5.00%, 1/1/32	1,500	1,944,075
Culpeper, VA, 5.00%, 8/1/25	1,350	1,602,018
Newport News, VA, 5.00%, 8/1/28	1,000	1,224,860
Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,848,075

		$7,848,678

Hospital — 18.7%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.01%, 10/1/48(1)	$1,500	$1,500,000
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	1,200	1,435,788
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	3,840	4,064,602
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,138,120
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	963,225
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,863,611
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,165,150

Security	Principal Amount (000’s omitted)	Value
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	$1,000	1,172,950
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	503,703

		$13,807,149

Industrial Development Revenue — 5.0%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$500	$506,450
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,088,360
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,030,230
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	62,710

		$3,687,750

Insured-Education — 3.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,790,790

		$2,790,790

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,079,660

		$1,079,660

Insured-Transportation — 7.3%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,907,200
Norfolk Airport Authority, VA, (AGM), 5.00%, 7/1/26	1,000	1,003,710
Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	1,240	1,274,224
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	193,014

		$5,378,148

Lease Revenue/Certificates of Participation — 3.0%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/30	$235	$289,048
4.00%, 12/15/31	300	368,436
4.00%, 12/15/32	250	306,002
4.00%, 12/15/33	250	304,970
5.00%, 12/15/29	250	326,160
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	500	610,435

		$2,205,051

Other Revenue — 1.4%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,070,725

		$1,070,725

Senior Living/Life Care — 5.0%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$153,752
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	750	870,247
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	255,229

Security	Principal Amount (000’s omitted)	Value
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	$1,000	1,073,760
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,333,885

		$3,686,873

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	$9	$8,574
0.00%, 7/1/27	17	15,279
0.00%, 7/1/29	17	14,486
0.00%, 7/1/31	22	17,343
0.00%, 7/1/33	24	17,529
0.00%, 7/1/46	231	75,207
0.00%, 7/1/51	188	44,458
4.33%, 7/1/40	92	102,076
4.50%, 7/1/34	18	19,814
4.54%, 7/1/53	3	3,327
4.78%, 7/1/58	37	41,573

		$359,666

Transportation — 10.5%
Metropolitan Washington, DC Airports Authority:
(AMT), 4.00%, 10/1/35	$500	$564,950
(AMT), 5.00%, 10/1/37	1,295	1,598,250
(AMT), 5.00%, 10/1/42	990	1,211,146
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,267,550
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	603,220
Washington, DC Metropolitan Area Transit Authority:
5.00%, 7/1/29	1,000	1,246,170
5.00%, 7/1/37	1,000	1,220,520

		$7,711,806

Water and Sewer — 15.4%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$2,275,916
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/37	1,000	1,141,470
Hampton Roads Sanitation District, VA, 0.03%, 8/1/46(4)	2,000	2,000,000
Henrico County, VA, Water and Sewer System Revenue:
4.00%, 5/1/31	1,500	1,840,740
5.00%, 5/1/28	1,000	1,220,540
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,213,090
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,697,328

		$11,389,084

Total Tax-Exempt Municipal Obligations — 97.2% (identified cost $66,086,512)		$71,672,210

Taxable Municipal Obligations — 2.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Virginia Resources Authority, (Pooled Financing Program):
1.68%, 11/1/28	$500	$505,335
1.816%, 11/1/29	415	419,262

		$924,597

General Obligations — 0.8%
Watertown, CT:
1.95%, 10/15/30	$310	$314,703
2.65%, 10/15/38	265	268,251

		$582,954

Total Taxable Municipal Obligations — 2.0% (identified cost $1,490,000)		$1,507,551

Total Investments — 99.2% (identified cost $67,576,512)		$73,179,761

Other Assets, Less Liabilities — 0.8%		$580,742

Net Assets — 100.0%		$73,760,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 11.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $62,710 or 0.1% of the Fund’s net assets.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$71,672,210	$—	$71,672,210
Taxable Municipal Obligations	—	1,507,551	—	1,507,551
Total Investments	$—	$73,179,761	$—	$73,179,761

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.